Bonds, mortgages and other long-term debt (Details Narrative) - Production Capacity Investment Loan Agreement - USD ($)	1 Months Ended
	Nov. 30, 2022	Dec. 31, 2022
Short-Term Debt [Line Items]
Proceeds from loan agreement	$ 2,000,000
Unamortized debt discount	$ 511,128	$ 511,128
Loan payable		2,000,000
Loan payable, carrying value		$ 1,488,872